Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Fair Value Measurements
Summary of open commodity derivative contracts

	Average	Weighted -	Average	Weighted -	Average	Weighted -	Asset
	Daily	Average	Daily	Average	Daily	Average	(Liability)
	Floor	Floor	Cap	Cap	Swap	Swap	Fair Market
Period	Volume	Price	Volume	Price	Volume	Price	Value
	(Bbl)	(per Bbl)	(Bbl)	(per Bbl)	(Bbl)	(per Bbl)	(in thousands)
Oct. - Dec. 2013	150	$75.00	150	$105.95	7,000	$95.01	$(4,205)
2014	—	—	—	—	7,950	92.67	(7,532)
2015	—	—	—	—	1,300	93.18	2,101
							$(9,636)

   The following table summarizes open commodity derivative contracts as of December 31, 2012:

Period	Average Daily Floor Volume	Weighted- Average Floor Price	Average Daily Cap Volume	Weighted- Average Cap Price	Average Daily Swap Volume	Weighted- Average Swap Price	Asset Fair Market Value
	(Bbl)	(per Bbl)	(Bbl)	(per Bbl)	(Bbl)	(per Bbl)	(in thousands)
2013	150	$75.00	150	$105.95	5,000	$94.15	$1,654
2014	—	—	—	—	4,950	92.65	956
2015	—	—	—	—	800	94.86	1,379

							$3,989

Schedule of committed 10% or greater (in terms of fair market value) of oil derivative contracts in asset positions from counterparties, or their affiliates
Fair Market Value of
Oil Derivative
Contracts
Counterparty	Committed
(in thousands)
BNP Paribas	$458

 At December 31, 2012, Athlon had committed 10% or greater (in terms of fair market value) of its oil derivative contracts in asset positions from the following counterparties:

Counterparty	Fair Market Value of Oil Derivative Contracts Committed
(in thousands)
BNP Paribas	$3,660
Royal Bank of Canada	711
Scotiabank	617

Schedule of fair value of derivative instruments not designated as hedging instruments

 The following table summarizes the fair value of Athlon's derivative instruments as of the dates indicated (in thousands):

	Asset Derivatives			Liability Derivatives
		Fair Value			Fair Value
	Balance Sheet Location	December 31, 2012	December 31, 2011	Balance Sheet Location	December 31, 2012	December 31, 2011
Derivatives not designated as hedges
Commodity derivative contracts	Derivatives—current	$2,246	$—	Derivatives—current	$592	$5,908
Commodity derivative contracts	Derivatives—noncurrent	2,854	2,503	Derivatives—noncurrent	519	2,554

Total derivatives not designated as hedges		$5,100	$2,503		$1,111	$8,462

Schedule of effect of derivative instruments not designated as hedges on accompanying consolidated statements of operation

The following table summarizes the effect of derivative instruments not designated as hedges on the accompanying Consolidated Statements of Operations for the periods indicated (in thousands):

		Amount of Loss (Gain) Recognized in Income
	Location of Loss (Gain)	Three months ended September 30,		Nine months ended September 30,
Derivatives Not Designated as Hedges	Recognized in Income	2013	2012	2013	2012
Commodity derivative contracts	Derivative fair value loss (gain)	$27,037	$14,268	$21,331	$(9,590)

  The following table summarizes the effect of derivative instruments not designated as hedges on the accompanying Consolidated Statements of Operations for the periods indicated (in thousands):

		Amount of Loss (Gain) Recognized in Income
		Year ended December 31,
	Location of Loss (Gain) Recognized in Income
Derivatives Not Designated as Hedges		2012	2011
Commodity derivative contracts	Derivative fair value loss (gain)	$(9,293)	$7,959

Schedule of assets and liabilities accounted for at fair value on a recurring basis

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in
		Active Markets for	Significant Other	Significant
		Identical Assets	Observable Inputs	Unobservable Inputs
Description	Asset (liability), net	(Level 1)	(Level 2)	(Level 3)
	(in thousands)
As of September 30, 2013
Oil derivative contracts - swaps	$(9,622)	$—	$(9,622)	$—
Oil derivative contracts - basis differential swaps	(330)	—	(330)	—
Oil derivative contracts - collars	(14)	—	(14)	—
Total	$(9,966)	$—	$(9,966)	$—

As of December 31, 2012
Oil derivative contracts - swaps	$4,069	$—	$4,069	$—
Oil derivative contracts - collars	(80)	—	(80)	—
Total	$3,989	$—	$3,989	$—

		Fair Value Measurements at Reporting Date Using
Description	Asset (liability), net	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in thousands)
As of December 31, 2012
Oil derivative contracts—swaps	$4,069	$—	$4,069	$—
Oil derivative contracts—collars and puts	(80)	—	(80)	—

Total	$3,989	$—	$3,989	$—

As of December 31, 2011
Oil derivative contracts—swaps	$(5,392)	$—	$(5,392)	$—
Oil derivative contracts—collars and puts	(567)	—	—	(567)

Total	$(5,959)	$—	$(5,392)	$(567)

Schedule of changes in the fair value of assets and liabilities that were previously classified as Level 3

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Oil Derivative Contracts— Collars and Puts
(in thousands)
Balance at January 1, 2011	$7,475
Total gains (losses):
Included in earnings	(461)
Monetization of put options	(7,625)
Purchases (premiums paid)	44

Balance at December 31, 2011	(567)
Transfers out of Level 3	567

Balance at December 31, 2012	$—